Document and Entity Information	0 Months Ended
Dec. 18, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 18, 2013
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Dec. 18, 2013
Document Effective Date	Dec. 18, 2013
Prospectus Date	Feb. 25, 2013